Related-Party Transactions (Details) - EBP 004 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment in Master Trust, at fair value	$ 35.8	$ 27.5
Increase from dividend income on investment	0.9
Realized gain on investment	0.9
Unrealized gain on investment	7.8
Merck common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment in Master Trust, at fair value	66.6	$ 70.4
Increase from dividend income on investment	2.3
Realized gain on investment	6.4
Unrealized gain on investment	4.4
Purchase price	2.4
Sale of common stock	$ 13.3